SCHEDULE OF VALUATION OF THE DERIVATIVE WARRANT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares Integer	Dec. 31, 2019 Integer $ / shares	Sep. 30, 2021 $ / shares	Feb. 27, 2019 $ / shares
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.075		$ 0.04	$ 5,385
Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.075	$ 0.04
Probability for uplisting	75.00%	75.00%
Warrant [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities expected term	1 year 6 months	1 year 11 months 15 days
Warrant [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities expected term	1 year 10 months 28 days	2 years 11 months 26 days
Warrant [Member] | Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)		$ 0.018
Derivative warrant liabilities	0.04
Warrant [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	105.77	102.55
Warrant [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	113.53	125.71
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.11	1.58
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.13	1.62
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities
Series (2015) [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.075	$ 0.04
Derivative warrant liabilities expected term	4 months 6 days	1 year 4 months 6 days
Series (2015) [Member] | Warrant [Member] | Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.50	$ 0.50
Series (2015) [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	144.63	109.15
Series (2015) [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.09	1.59
Series (2015) [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities | Integer
Series (2016) [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.075	$ 0.04
Derivative warrant liabilities expected term	1 year 2 months 15 days	2 years 2 months 15 days
Series (2016) [Member] | Warrant [Member] | Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.50	$ 0.50
Series (2016) [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	209.19	122.46
Series (2016) [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.09	1.58
Series (2016) [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities | Integer
Series (2018) [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.075	$ 0.04
Derivative warrant liabilities expected term	10 months 17 days	1 year 10 months 17 days
Series (2018) [Member] | Warrant [Member] | Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.50	$ 0.125
Series (2018) [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	238.82	102.92
Series (2018) [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.09	1.58
Series (2018) [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities | Integer
Closing Date [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities expected term	2 years 4 months 17 days
Probability for uplisting	75.00%
Closing Date [Member] | Warrant [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.12
Closing Date [Member] | Warrant [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	0.26
Closing Date [Member] | Warrant [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	0.12
Closing Date [Member] | Warrant [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.26
Closing Date [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	125.31
Closing Date [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	129.94
Closing Date [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	1.74
Closing Date [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	2.56
Closing Date [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities